ENTITY-WIDE DISCLOSURE	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
ENTITY-WIDE DISCLOSURE
NOTE 8 - ENTITY-WIDE DISCLOSURE:

a.	Net revenues by geographic area were as follows:

	Six months ended June 30		Three months ended June 30
	2016	2015	2016	2015
United States	$14	$557	-	$109
Germany	1,434	-	752	-
France	49	-	-	-
Total revenues	$1,497	$557	$752	$109

b.	Revenues from principal customers - revenues from single customers that exceed 10% of total revenues in the relevant period:

	Six months ended June 30		Three months ended June 30
	2016	2015	2016	2015
Customer A	-	$72	-	$22
Customer B	14	350	-	86
Customer C	-	135	-	1
Customer D	1,434	-	752	-

c.	Net revenues by type of payment:

	Six months ended June 30		Three months ended June 30
	2016	2015	2016	2015
Development service payments	$63	$557	-	$109
Royalties	1,434	-	752	-
Total revenues	$1,497	$557	$752	$109